Inventory - Schedule of Inventory (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Inventory Abstract
Raw materials	$ 55,568
Finished goods	38,288
Outstanding as at March 31, 2025	$ 93,856	$ 117,242